Other financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities related to unit-linked investment contracts	$ 26,573	$ 23,150	$ 28,145
Securities financing transactions	8,371	5,992	5,742
Over-the-counter debt instruments	2,852	2,297	2,022
Funding from UBS Group AG and its subsidiaries	1,220	259	217
Other	114	96	31
Total other financial liabilities designated at fair value	39,131	31,794	36,157
of which: life-to-date own credit (gain) / loss	$ (8)	$ (328)	$ 6